ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER

(a)	Organization and nature of operations

On October 23, 2012, Viewtran Group, Inc (the “Company”) entered into a Sale and Purchase Agreement (the “Cogobuy Agreement”) with Cogobuy Group (“Cogobuy”), an entity owned by Mr. Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the “First Disposal Group”) to Cogobuy for a total consideration of USD78,000. The transaction contemplated by the Envision Agreement closed on November 15, 2012 and the entire purchase price was fully received in 2012. See note 7(a).

On September 23, 2013, the Company entered into a Sale and Purchase Agreement (the “Brilliant Agreement”) with Brilliant Group Global Limited (“Brilliant”), an entity owned by Mr. Jeffrey Kang, pursuant to which the Company sold certain subsidiaries (the “Second Disposal Group”) for a total consideration of USD80,000. The transaction contemplated by the Brilliant Agreement closed on November 20, 2013 and the entire purchase price was fully received in 2013. See note 7(b)

The results of the Second Disposal Group up to the date of disposal have been presented as discontinued operations in the accompanying consolidated statements of comprehensive income. In the previously issued fiscal 2012 consolidated financial statements, the results of operations and related disposal gains for the First Disposal Group were not presented as discontinued operations because the Group continued to generate significant cash flows from the First Disposal Group including trading activities as well as certain cross bank guarantees (note 9) after November 15, 2012. Following the execution of the Brilliant Agreement in 2013, the trading and other business activities between the remaining Group and the First Disposal Group have reduced gradually and are expected to cease in 2014. Management reassessed the classification of the results of First Disposal Group and concluded that the First Disposal Group should be reclassified as discontinued operations as the cash flows to be received by the Group from continuation of activities with the First Disposal Group are no longer expected to be significant following the disposal of the Second Disposal Group. As such, the results of operations for both the First Disposal Group and Second Disposal Group are classified as discontinued operations for all periods presented.

Before the completion of the Brilliant Transaction, the Group was principally engaged in the sale of component parts for electronic devices and equipment, such as liquid crystal display, cameras, persistent storage and peripheral devices for wireless handsets and fixed-line telecommunications, industrial business components and medical and healthcare equipment to customers in the People’s Republic of China (“PRC”) and other overseas countries. The Group also provided technology and engineering services, business process outsourcing and other related services in the PRC.

Subsequent to the Brilliant Transaction, the Group continued to engage in the sale of medical and healthcare devices and provide technology and engineering services and business process outsourcing services. The Group also started to provide enterprise information technology solutions services including system design, customization, implementation and integration to companies in the PRC.

As of December 31, 2013 and 2012, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity

		2013	2012
Comtech Broadband Technology (Shenzhen) Co., Ltd. (Formerly known as “Comloca Technology (Shenzhen) Company Limited”) (“Comtech Broadband SZ”)	PRC	-	100%	Sales of electronics components and related products (note a)

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	-	70%	Sales of electronics components and related products (note a)

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	-	100%	Sales of electronics components and related products (notes a, c and d)

Shanghai Comtech Electronic Technology Company Limited (“Shanghai Comtech”)	PRC	-	100%	Sales of electronics components and related products (notes a, b and d)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	-	100%	Sales of electronics components and related products (notes a and d)

Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	-	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services (note a)

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	-	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products (note a)

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	-	100%	Sales and development of industrial applications, microcontrollers and complementary products (note a)

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

MDC Tech Inc. Limited (“MDC”)	Hong Kong	100%	100%	Sales of medical and healthcare devices and provision of enterprise solutions in industrial end-markets

Note a	These entities were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

Note b
Prior to the Brilliant Transaction, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the legal shareholder of Shanghai Comtech in 2012 pursuant to which the legal shareholder of Shanghai Comtech agreed to hold the equity interest in Shanghai Comtech on behalf of the Company’s wholly-owned subsidiary, and waived its full rights and risks of ownership of the equity interests in favour of the Company’s wholly-owned subsidiary. Accordingly, the Company had control over Shanghai Comtech through such legal arrangements.

Both Shanghai Comtech and the above mentioned wholly-owned subsidiary of the Company were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

Note c
Prior to the Brilliant Transaction, the Company exercised its control over Shenzhen Comtech through legal arrangements between Shenzhen Comtech’s legal shareholders (“Legal Shareholders”) and a wholly-owned subsidiary of the Company. The Legal Shareholders of Shenzhen Comtech are Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group, who hold 1% and 99% equity interest in Shenzhen Comtech respectively. The Legal Shareholders agreed to hold the equity interest in Shenzhen Comtech on behalf of the Company’s wholly-owned subsidiary, and waived their full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

Both Shenzhen Comtech and the above mentioned wholly-owned subsidiary of the Company were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

Note d
Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in notes (b) and (c), with the Company’s wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company’s wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech and Shanghai Comtech, subsidiaries which the Company exercises its controls through legal arrangements (see note (b) for Shanghai Comtech and note (c) for Shenzhen Comtech), with equity interest of 19% and 81% respectively.

Shanghai Comtech, Shenzhen Comtech and Shanghai E&T were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

In accordance with the legal arrangements as described above, the Company had exclusive authority over all decision making related to the ongoing, major, or central operations of Shenzhen Comtech and Shanghai Comtech (collectively, the “Subsidiaries held under Deeds”). The relevant rights on decision making were forfeited by the legal shareholders under the legal arrangements. The Company also had exclusive authority over all decision making related to the total sharing of profit or loss of the Subsidiaries held under Deeds as well as the ability to establish and implement policy for dissolving them. In addition, the Company had the rights to sell or transfer the shareholding of the Subsidiaries held under Deeds. These rights were forfeited by the legal shareholders under the legal arrangements. The Company had significant financial interests in the Subsidiaries held under Deeds that provide the Company with the right to receive income, both as ongoing revenue and as proceeds from the sale of its interests in the Subsidiaries held under Deeds, in an amount that fluctuates based on the performance of the operations of the Subsidiaries held under Deeds and the change in the fair value thereof. Based on the above, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), the Company had effective ownership and control over the Subsidiaries held under Deeds and that the financial position and results of operations of the Subsidiaries held under Deeds have been consolidated into the Company’s consolidated financial statements.

The Company does not hold any subsidiary under deeds subsequent to the completion of the Brilliant Transaction.

(b)	Redomestication merger

The Company was incorporated in the Cayman Islands on April 12, 2011 under the name of “Cogo Group Cayman, Inc.” for the sole purpose of effectuating the redomestication of the Company’s predecessor, Cogo Group, Inc., a Maryland corporation (“Cogo Maryland”).

The redomestication merger was approved by the shareholders of Cogo Maryland on July 25, 2011, pursuant to which each new ordinary share in the common stock of the Company was issued in exchange for one share of common stock of Cogo Maryland held by the shareholders. The redomestication became effective August 4, 2011. After the closing of the redomestication merger, the Company changed its name to Cogo Group, Inc. and Cogo Maryland ceased to exist. On November 20, 2013, the Company changed its name to Viewtran Group, Inc.

The Company’s consolidated results of operations and cash flows included in the accompanying consolidated financial statements for the year ended December 31, 2013 include the results of operations and cash flows of the Company’s predecessor, Cogo Maryland, for the period from January 1, 2011 to August 4, 2011.